Income Taxes (Details 2) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Net operating loss carryforwards	$ 5,880,667	$ 4,892,536
Less: valuation allowance	(5,880,667)	(4,892,536)
Total	$ 0	$ 0